GOVERNMENT GRANTS	12 Months Ended
Mar. 31, 2022
Disclosure Of Government Grants [Abstract]
GOVERNMENT GRANTS [Text Block]

20. GOVERNMENT GRANTS

The Company has entered into agreements with various government agencies under which the Company is entitled to receive assistance and cost recoveries for specific research and development activities.